DoubleLine Global Bond Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 78.0%
Australia - 4.1%
33,150,000	AUD	Australia Government Bond	1.75%		11/21/2020	23,513,051
12,380,000	AUD	Australia Government Bond	5.50%		04/21/2023	10,160,166
18,500,000	AUD	Australia Government Bond	3.25%		04/21/2025	14,559,863

						48,233,080

Belgium - 3.3%
10,470,000	EUR	Kingdom of Belgium Government Bond	0.80%	^	06/22/2025	12,716,667
20,980,000	EUR	Kingdom of Belgium Government Bond	1.00%	^	06/22/2026	25,945,845

						38,662,512

Canada - 3.5%
9,000,000	CAD	Canadian Government Bond	2.25%		02/01/2021	6,959,571
27,200,000	CAD	Canadian Government Bond	0.50%		03/01/2022	20,264,213
19,000,000	CAD	Canadian Government Bond	1.50%		06/01/2023	14,560,942

						41,784,726

Czech Republic - 4.1%
498,700,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	21,425,017
200,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	10,826,064
337,900,000	CZK	Czech Republic Government Bond	2.40%		09/17/2025	15,981,640

						48,232,721

France - 2.5%
18,340,000	EUR	French Republic Government Bond	0.25%		11/25/2026	21,651,973
6,545,000	EUR	French Republic Government Bond	1.00%		05/25/2027	8,162,767

						29,814,740

Germany - 1.0%
4,900,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	5,975,883
4,950,000	EUR	Bundesrepublik Deutschland	0.00%		08/15/2026	5,848,439

						11,824,322

Hungary - 4.0%
3,732,000,000	HUF	Hungary Government Bond	0.50%		04/21/2021	13,172,641
4,759,000,000	HUF	Hungary Government Bond	1.75%		10/26/2022	17,237,884
4,677,000,000	HUF	Hungary Government Bond	2.50%		10/24/2024	17,216,401

						47,626,926

Ireland - 4.1%
10,725,000	EUR	Ireland Government Bond	5.40%		03/13/2025	16,157,046
16,600,000	EUR	Ireland Government Bond	1.00%		05/15/2026	20,397,842
9,150,000	EUR	Ireland Government Bond	0.90%		05/15/2028	11,203,842

						47,758,730

Israel - 1.6%
38,630,000	ILS	Israel Government Bond	4.25%		03/31/2023	12,245,473
22,345,000	ILS	Israel Government Bond	1.75%		08/31/2025	6,495,403

						18,740,876

Japan - 19.9%
1,650,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	15,725,051
1,305,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	12,448,117
2,445,000,000	JPY	Japan Government Ten Year Bond	0.10%		03/20/2028	23,312,414
2,590,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2028	24,651,883
1,385,000,000	JPY	Japan Government Twenty Year Bond	2.20%		09/20/2027	15,459,358
1,495,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	16,637,437
910,000,000	JPY	Japan Government Twenty Year Bond	1.90%		12/20/2028	10,113,582
1,740,000,000	JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	19,895,535
3,230,500,000	JPY	Japan Government Twenty Year Bond	1.60%		12/20/2033	36,706,476
1,305,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	14,693,093
1,300,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	14,339,960
1,240,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	13,502,451
1,740,000,000	JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	17,021,285

						234,506,642

Mexico - 5.1%
9,391,000	MXN	Mexican Bonos	6.50%	ἄ	06/09/2022	47,712,519
2,434,000	MXN	Mexican Bonos	8.00%	ἄ	06/11/2020	12,711,646

						60,424,165

New Zealand - 4.2%
36,590,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	28,517,008
28,050,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	20,416,993

						48,934,001

Peru - 1.1%
32,130,000	PEN	Peruvian Government International Bond	6.95%	^	08/12/2031	11,448,547
3,315,000	PEN	Peruvian Government International Bond	5.40%	^	08/12/2034	1,029,500

						12,478,047

Poland - 4.0%
81,100,000	PLN	Republic of Poland Government Bond	1.50%		04/25/2020	21,773,069
63,300,000	PLN	Republic of Poland Government Bond	2.25%		04/25/2022	17,232,505
15,450,000	PLN	Republic of Poland Government Bond	2.50%		01/25/2023	4,234,044
15,800,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	4,502,406

						47,742,024

Portugal - 5.1%
22,400,000	EUR	Portugal Obrigacoes do Tesouro OT	2.20%	^	10/17/2022	27,590,999
24,350,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88%	^	10/15/2025	32,637,578

						60,228,577

South Africa - 5.4%
292,125,000	ZAR	Republic of South Africa Government Bond	7.75%		02/28/2023	21,066,806
631,400,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	42,369,983

						63,436,789

Spain - 5.0%
7,550,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	9,978,800
4,875,000	EUR	Spain Government Bond	0.40%		04/30/2022	5,670,118
20,460,000	EUR	Spain Government Bond	0.35%		07/30/2023	23,837,855
10,900,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	14,302,258
4,350,000	EUR	Spain Government Bond	1.60%	^	04/30/2025	5,425,913

						59,214,944

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $888,196,516)						919,643,822

US Government and Agency Obligations - 19.8%

United States - 19.8%
12,490,000	USD	United States Treasury Notes	1.38%		02/15/2020	12,437,552
11,500,000	USD	United States Treasury Notes	1.38%		04/30/2020	11,439,580
8,790,000	USD	United States Treasury Notes	1.63%		06/30/2020	8,761,673
18,030,000	USD	United States Treasury Notes	1.88%		12/15/2020	18,038,099
17,290,000	USD	United States Treasury Notes	2.00%		01/15/2021	17,333,225
7,980,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,985,455
11,000,000	USD	United States Treasury Notes	1.75%		06/30/2022	11,012,031
10,960,000	USD	United States Treasury Notes	1.88%		08/31/2022	11,006,880
10,920,000	USD	United States Treasury Notes	2.00%		11/30/2022	11,016,616
7,640,000	USD	United States Treasury Notes	2.25%		01/31/2024	7,803,544
11,050,000	USD	United States Treasury Notes	2.50%		05/15/2024	11,426,175
13,190,000	USD	United States Treasury Notes	2.00%		06/30/2024	13,328,340
12,990,000	USD	United States Treasury Notes	2.38%		08/15/2024	13,365,492
13,700,000	USD	United States Treasury Notes	2.00%		02/15/2025	13,835,930
10,380,000	USD	United States Treasury Notes	2.00%		08/15/2025	10,476,096
14,290,000	USD	United States Treasury Notes	1.63%		02/15/2026	14,075,371
14,010,000	USD	United States Treasury Notes	2.00%		11/15/2026	14,110,150
12,480,000	USD	United States Treasury Notes	2.25%		08/15/2027	12,776,400
13,760,000	USD	United States Treasury Notes	2.25%		11/15/2027	14,081,156

						234,309,765

Total US Government and Agency Obligations (Cost $230,609,550)						234,309,765

Short Term Investments - 0.4%
1,553,872	USD	First American Government Obligations Fund - Class U	2.31%	◆		1,553,872
1,553,873	USD	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		1,553,873
1,553,873	USD	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		1,553,873

Total Short Term Investments (Cost $4,661,618)						4,661,618

Total Investments - 98.2% (Cost $1,123,467,684)						1,158,615,205
Other Assets in Excess of Liabilities - 1.8%						20,753,376

NET ASSETS - 100.0%						$1,179,368,581

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $141,076,107 or 12.0% of net assets.

◆	Seven-day yield as of June 30, 2019

ἄ	Principal amount is stated in 100 Mexican Peso Units.

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

CZK	Czech Republic Koruna

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

ZAR	South African Rand

USD	US Dollar

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	78.0%
US Government and Agency Obligations	19.8%
Short Term Investments	0.4%
Other Assets and Liabilities	1.8%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	20.2%
Japan	19.9%
South Africa	5.4%
Mexico	5.1%
Portugal	5.1%
Spain	5.0%
New Zealand	4.2%
Australia	4.1%
Czech Republic	4.1%
Ireland	4.1%
Poland	4.0%
Hungary	4.0%
Canada	3.5%
Belgium	3.3%
France	2.5%
Israel	1.6%
Peru	1.1%
Germany	1.0%
Other Assets and Liabilities	1.8%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.